Financial Risk Management	12 Months Ended
Dec. 31, 2018
Financial Risk Management
Financial Risk Management

13.	FINANCIAL RISK MANAGEMENT

The Group is exposed in varying degrees to a variety of financial instrument related risks. The Board approves and monitors the risk management processes, inclusive of documented investment policies, counterparty limits, and controlling and reporting structures. The type of risk exposure and the way in which such exposure is managed is provided as follows:

(a)	Credit Risk

Credit risk is the risk of potential loss to the Group if a counterparty to a financial instrument fails to meet its contractual obligations. The Group’s credit risk is primarily attributable to its liquid financial assets, including cash and cash equivalents, restricted cash and amounts receivable. The Group limits the exposure to credit risk by only investing its cash and cash equivalents and restricted cash with high-credit quality financial institutions in business and saving accounts, guaranteed investment certificates, in government treasury bills, low risk corporate bonds and money market funds which are available on demand by the Group when required. Amounts receivable (note 5) include receivable balances with government agencies and refundable deposits. The following is the Group’s maximum exposure:

	December 31	December 31
Exposure	2018	2017
Amounts receivable	$769	$487
Restricted cash	830	757
Cash and cash equivalents	14,872	67,158
Total exposure	$16,471	$68,402

(b)	Liquidity Risk

Liquidity risk is the risk that the Group will not be able to meet its financial obligations when they become due. The Group ensures, as far as reasonably possible, it will have sufficient capital in order to meet short to medium term business requirements, after taking into account cash flows from operations and the Group’s holdings of cash and cash equivalents and restricted cash, where applicable. The Group however, has noted material uncertainty that raises substantial doubt about the Group’s ability to continue as a going concern (note 1). The Group’s cash and cash equivalents at the reporting date were invested in business and savings accounts (note 6(a)).

The Group’s financial liabilities are comprised of current trade and other payables (note 9) and payables to related parties (note 8), which are due for payment within 12 months from the reporting date, and non-current trade payables, which are due for payment more than 12 months from the reporting date. The carrying amounts of the Group’s financial liabilities represent the Group’s contractual obligations.

(c)	Foreign Exchange Risk

The Company is subject to both currency transaction risk and currency translation risk: the Pebble Partnership, Pebble Services Inc. and U5 Resources Inc. have the US dollar as functional currency, and certain of the Company’s corporate expenses are incurred in US dollars. The operating results and financial position of the Group are reported in Canadian dollars in the Group’s consolidated financial statements. As a result the fluctuation of the US dollar in relation to the Canadian dollar will have an impact upon the losses incurred by the Group as well as the value of the Group’s assets and the amount of shareholders’ equity.

The Group has not entered into any agreements or purchased any instruments to hedge possible currency risks.

The exposure of the Group’s US dollar- denominated financial assets and liabilities to foreign exchange risk is as follows:

	December 31	December 31
	2018	2017
Financial assets:
Amounts receivable	$627	$552
Cash and cash equivalents and restricted cash	10,523	60,083
	11,150	60,635
Financial liabilities:
Non-current trade payables	(7,194)	(6,650)
Current trade and other payables	(5,834)	(10,102)
Payables to related parties	(146)	(93)
	(13,174)	(16,845)
Net financial (liabilities) assets exposed to foreign currency risk	$(2,024)	$43,790

Based on the above net exposures and assuming that all other variables remain constant, a 10% change in the value of the Canadian dollar relative to the US dollar would result in a gain or loss of $202 (2017 – $4,379) in the year. This sensitivity analysis includes only outstanding foreign currency denominated monetary items.

(d)	Interest Rate Risk

The Group is subject to interest rate cash flow risk with respect to its investments in cash and cash equivalents. The Group’s policy is to invest cash at fixed rates of interest and cash reserves are to be maintained in cash and cash equivalents or short-term low risk investments in order to maintain liquidity, while achieving a satisfactory return for shareholders. Fluctuations in interest rates when cash and cash equivalents mature impact interest income earned.

Assuming that all other variables remain constant, a 100 basis points change representing a 1% increase or decrease in interest rates would have resulted in a decrease or increase in loss of $174 (2017 – $136).

(e)	Capital Management

The Group’s policy is to maintain a strong capital base to maintain investor and creditor confidence and to sustain future development of the business. The capital structure of the Group consists of equity, comprising share capital and reserves, net of accumulated deficit. There were no changes in the Group’s approach to capital management during the year. The Group is not subject to any externally imposed capital requirements.

(f)	Fair Value

The fair value of the Group’s financial assets and liabilities approximates the carrying amount.